Share warrant obligations - Fair value of Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share warrant obligation
Starting share price	$ 5.03	$ 8.06
Expected warrant life (years)	4 years 1 month 6 days	4 years 8 months 12 days